Annual Fund Operating Expenses	May 29, 2026
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	7.75%
Expenses (as a percentage of Assets)	8.47%
Fee Waiver or Reimbursement	(7.60%)	[2]
Net Expenses (as a percentage of Assets)	0.87%	[2]
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	7.84%
Expenses (as a percentage of Assets)	8.56%
Fee Waiver or Reimbursement	(7.60%)	[2]
Net Expenses (as a percentage of Assets)	0.96%	[2]
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[4]
Expenses (as a percentage of Assets)	0.77%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[4]
Expenses (as a percentage of Assets)	0.86%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	19.43%	[6]
Expenses (as a percentage of Assets)	20.15%
Fee Waiver or Reimbursement	(19.28%)	[7]
Net Expenses (as a percentage of Assets)	0.87%	[7]
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	19.43%	[6]
Expenses (as a percentage of Assets)	20.15%
Fee Waiver or Reimbursement	(19.28%)	[7]
Net Expenses (as a percentage of Assets)	0.87%	[7]
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[9]
Expenses (as a percentage of Assets)	0.66%	[10]
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[9]
Expenses (as a percentage of Assets)	0.74%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[12]
Expenses (as a percentage of Assets)	0.59%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[12]
Expenses (as a percentage of Assets)	0.69%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[14]
Expenses (as a percentage of Assets)	0.57%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[14]
Expenses (as a percentage of Assets)	0.65%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.00%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.85%)	[16]
Net Expenses (as a percentage of Assets)	0.65%	[16]
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.85%)	[16]
Net Expenses (as a percentage of Assets)	0.75%	[16]
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.17%	[17]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.77%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.10%	[17]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.70%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.07%	[17]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.67%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.02%	[17]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.62%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.17%	[18]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.66%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.10%	[18]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.59%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.07%	[18]
Other Expenses (as a percentage of Assets):	0.09%	[19]
Expenses (as a percentage of Assets)	0.56%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.02%	[18]
Other Expenses (as a percentage of Assets):	0.09%	[19]
Expenses (as a percentage of Assets)	0.51%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.17%	[20]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.59%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.10%	[20]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.52%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.07%	[20]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.49%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.02%	[20]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.44%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.17%	[21]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.10%	[21]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.50%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.07%	[21]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.47%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.02%	[21]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.42%

[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[2]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to sub-accounting expenses of 0.09%.
[3]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[4]	Other Expenses for Institutional Class differ due to sub-accounting expenses.
[5]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[6]	Other Expenses for Institutional Class are expected to be higher than those of Class K in the future since Institutional Class is expected to bear sub-accounting expenses.
[7]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement are expected to exceed 0.87% for Institutional Class in the future due to sub-accounting expenses.
[8]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[9]	Other Expenses for Institutional Class differ due to sub-accounting expenses.
[10]	Total Annual Fund Operating Expenses for the year ended December 31, 2025 do not match the Financial Statements due to rounding.
[11]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[12]	Other Expenses for Institutional Class differ due to sub-accounting expenses.
[13]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[14]	Other Expenses for Institutional Class differ due to sub-accounting expenses.
[15]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[16]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.10%.
[17]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.
[18]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below
[19]	Classes 4 and 5 were unfunded as of December 31, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[20]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.
[21]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below.